INCOME TAXES (Details Narrative) $ in Millions			12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate
Assessable profit			$ (10,673,558)	$ 220,643	$ 454,415
Unrecognized tax benefit				$ 0
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.50%	16.50%
Assessable profit	$ 2
Inland Revenue, Hong Kong [Member] | First HKD 2 Million
Operating Loss Carryforwards [Line Items]
Change in income tax rate	8.25%